CONSOLIDATED STATEMENTS OF INCOME ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 ILS (₪) ₪ / shares shares		Dec. 31, 2024 USD ($) $ / shares shares		Dec. 31, 2023 ILS (₪) ₪ / shares shares	Dec. 31, 2022 ILS (₪) ₪ / shares shares
Consolidated Statements [Line Items]
Sales	₪ 575,795		$ 157,882		₪ 543,262	₪ 498,325
Cost of sales	414,461		113,644		422,695	355,228
Gross profit	161,334		44,238	[1]	120,567	143,097
Operating costs and expenses
Selling expenses	68,893		18,890		74,216	74,106
General and administrative expenses	26,165		7,174		26,110	24,117
Operating profit before other expenses (income)	66,276		18,174	[1]	20,241	44,874
Other expenses (Income)	11,402	[2]	3,126	[1]	(109)	(222)
Operating profit	54,874		15,048	[1]	20,350	45,096
Finance Income	39,741		10,897	[1]	20,363	25,657
Finance expenses	1,933		530	[1]	1,521	16,779
Finance Income, net	37,808		10,367	[1]	18,842	8,878
Profit before taxes on Income	92,682		25,415	[1]	39,192	53,974
Taxes on Income	22,367		6,133		7,536	12,410
Net Income	₪ 70,315		$ 19,282		₪ 31,656	₪ 41,564
Earnings per share:
Basic earnings per share | (per share)	₪ 5.07		$ 1.39	[1]	₪ 2.28	₪ 3
Diluted earnings per share | (per share)	₪ 5.07		$ 1.39	[1]	₪ 2.28	₪ 3
Weighted average number of Shares used in computation of basic EPS	13,874,334	[1]	13,874,334	[1]	13,867,017	13,867,017
Weighted average number of Shares used in computation of diluted EPS	13,874,334	[1]	13,874,334	[1]	13,867,017	13,867,017

[1]	Convenience Translation into US Dollars.
[2]	Reclassified